SALIENT MF TRUST

4265 San Felipe, Suite 800

Houston, Texas 77027

May 4, 2018

VIA EDGAR

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Salient MF Trust (“Registrant”)
File Nos.: 333-180225; 811-22678
Filing pursuant to Rule 497(j)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that the Prospectuses and the Statement of Additional Information with respect to the Registrant, effective May 1, 2018, that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 24 (Accession No. 0001193125-18-143091) on April 30, 2018.

Sincerely,

/s/ John A. Blaisdell
John A. Blaisdell
President and Principal Executive Officer